SHARE-BASED PAYMENTS - Schedule of share based arrangement expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 9.5	$ 4.9	$ 21.1	$ 8.8
Equity-settled share options	0.6	(1.1)	5.9	5.1
Cash-settled awards	0.0	1.8	0.0	1.4
Total	$ 10.1	$ 5.6	$ 27.0	$ 15.3